Related party transactions	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related party transactions

20. Related party transactions

(a) Directors’ remuneration

	2024	2023
	US$	US$
Salaries and bonuses	359,667	255,471
Directors’ fees	128,000	52,252
Interest on loans from Directors	47,136	48,671
Employer’s contribution to the Central Provident Fund	22,931	17,188
	557,734	373,582

(b) Key management personnel compensation

	2024	2023
	US$	US$
Salaries and bonuses	242,678	229,840
Employer’s contribution to the Central Provident Fund	22,003	22,826
	264,681	252,666

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023